CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Shares of Common Stock	Shares of Preferred Stock	Common Stock and Additional Paid-in Capital	Preferred Stock	Accumulated Deficit
Balance at Dec. 31, 2019	$ 11,743			$ 61,992	$ 62,423	$ (112,672)
Balance (in shares) at Dec. 31, 2019		1,688
Balance (in shares) at Dec. 31, 2019			2,812
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	12			12
Net income (loss)	(14)					(14)
Balance at Mar. 31, 2020	11,741			62,004	62,423	(112,686)
Balance (in shares) at Mar. 31, 2020		1,688
Balance (in shares) at Mar. 31, 2020			2,812
Balance at Dec. 31, 2019	11,743			61,992	62,423	(112,672)
Balance (in shares) at Dec. 31, 2019		1,688
Balance (in shares) at Dec. 31, 2019			2,812
Increase (Decrease) in Stockholders' Equity
Net income (loss)	398
Balance at Jun. 30, 2020	12,165			62,016	62,423	(112,274)
Balance (in shares) at Jun. 30, 2020		1,688
Balance (in shares) at Jun. 30, 2020			2,812
Balance at Dec. 31, 2019	11,743			61,992	62,423	(112,672)
Balance (in shares) at Dec. 31, 2019		1,688
Balance (in shares) at Dec. 31, 2019			2,812
Increase (Decrease) in Stockholders' Equity
Net income (loss)	325
Balance at Sep. 30, 2020	12,105			62,029	62,423	(112,347)
Balance (in shares) at Sep. 30, 2020		1,688
Balance (in shares) at Sep. 30, 2020			2,812
Balance at Mar. 31, 2020	11,741			62,004	62,423	(112,686)
Balance (in shares) at Mar. 31, 2020		1,688
Balance (in shares) at Mar. 31, 2020			2,812
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	12			12
Net income (loss)	412					412
Balance at Jun. 30, 2020	12,165			62,016	62,423	(112,274)
Balance (in shares) at Jun. 30, 2020		1,688
Balance (in shares) at Jun. 30, 2020			2,812
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	13			13
Net income (loss)	(73)					(73)
Balance at Sep. 30, 2020	12,105			62,029	62,423	(112,347)
Balance (in shares) at Sep. 30, 2020		1,688
Balance (in shares) at Sep. 30, 2020			2,812
Balance at Dec. 31, 2020	$ 11,104			62,041	62,423	(113,360)
Balance (in shares) at Dec. 31, 2020	1,688	1,688
Balance (in shares) at Dec. 31, 2020	2,812		2,812
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ 21					21
Balance at Mar. 31, 2021	11,125			62,041	62,423	(113,339)
Balance (in shares) at Mar. 31, 2021		1,688
Balance (in shares) at Mar. 31, 2021			2,812
Balance at Dec. 31, 2020	$ 11,104			62,041	62,423	(113,360)
Balance (in shares) at Dec. 31, 2020	1,688	1,688
Balance (in shares) at Dec. 31, 2020	2,812		2,812
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ (482)
Balance at Jun. 30, 2021	$ 10,738			62,157	62,423	(113,842)
Balance (in shares) at Jun. 30, 2021	1,727	1,727
Balance (in shares) at Jun. 30, 2021	2,812		2,812
Balance at Dec. 31, 2020	$ 11,104			62,041	62,423	(113,360)
Balance (in shares) at Dec. 31, 2020	1,688	1,688
Balance (in shares) at Dec. 31, 2020	2,812		2,812
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ (521)
Balance at Sep. 30, 2021	$ 10,878			62,336	62,423	(113,881)
Balance (in shares) at Sep. 30, 2021	1,775	1,775
Balance (in shares) at Sep. 30, 2021	2,812		2,812
Balance at Mar. 31, 2021	$ 11,125			62,041	62,423	(113,339)
Balance (in shares) at Mar. 31, 2021		1,688
Balance (in shares) at Mar. 31, 2021			2,812
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	123			123
Stock-based compensation (in shares)		39
Exercise of restricted share awards net settlement option	(7)			(7)
Exercise of restricted share awards net settlement option (in shares)		(1)
Treasury shares, no par value (in shares)		1
Net income (loss)	(503)					(503)
Balance at Jun. 30, 2021	$ 10,738			62,157	62,423	(113,842)
Balance (in shares) at Jun. 30, 2021	1,727	1,727
Balance (in shares) at Jun. 30, 2021	2,812		2,812
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	$ 179			179
Stock-based compensation (in shares)		48
Net income (loss)	(39)					(39)
Balance at Sep. 30, 2021	$ 10,878			$ 62,336	$ 62,423	$ (113,881)
Balance (in shares) at Sep. 30, 2021	1,775	1,775
Balance (in shares) at Sep. 30, 2021	2,812		2,812